UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series

(Exact name of registrant as specified in charter)

116 South Franklin Street
Rocky Mount, North Carolina 27804

(Address of principal executive offices) (Zip code)

Paracorp Inc.

2140 South Dupont Hwy

Camden, DE 19934

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Item 1.	Report to Stockholders.

Select Stoxx Europe Aerospace & Defense ETF Tailored Shareholder Report

Select Stoxx Europe Aerospace & Defense ETF

Ticker: EUAD

Exchange: CBOE

Annual Shareholder Report August 31, 2025

This annual shareholder report contains important information about Select Stoxx Europe Aerospace & Defense ETF for the period October 21, 2024 to August 31, 2025. You can find additional information about the Fund at www.select-funds.com. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EUAD	$57	0.50%

How did the Fund perform?

For the period October 21, 2024 to August 31, 2025, the Select STOXX® Europe Aerospace & Defense ETF returned 68.23%, while the S&P 500® Index returned 11.60%.

What key factors affected the Fund’s performance?

The Fund invests in European aerospace and defense companies included in the STOXX® Europe Total Market Index. Performance was driven by heightened global defense spending, strong order books in aerospace, and investor recognition of the strategic importance of European defense leaders.

•   Rheinmetall AG (RNMBY) gained +260.91% as surging demand for armored vehicles and munitions boosted earnings and backlog.

• Leonardo SpA (FINMY) advanced +139.62% on strong defense electronics demand and robust helicopter sales.

• Rolls Royce Holdings (RYCEY) climbed +96.10% on recovery in civil aerospace coupled with improved defense performance.

While all holdings in the portfolio delivered gains, the following companies contributed less relative to peers:

• MTU Aero Engines (MTUAY) was up +34.92%, lagging on concerns over supply chain constraints.

• Airbus SE (EADSY) gained +38.70%, with performance held back by delivery bottlenecks in its commercial aircraft segment.

• Safran SA (SAFRY) rose +47.18%, a solid return but below the portfolio average, as investors weighed margin pressure from engine ramp-up costs.

The broad-based gains across the portfolio reflect both cyclical recovery in aerospace and the secular defense rearmament trend in Europe.

How did the Fund perform since inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Cumulative Performance

From October 21, 2024, commencement of operations,
through August 31, 2025

Initial Investment of $10,000

EUAD ($16,823)
S&P 500 Index ($11,158)
STOXX Europe Total Market Aerospace & Defense Index ($17,077)
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
10/21/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025

Average Annual Total Returns

	3 Month	6 Month	Since Inception 10/21/2024
EUAD	3.91%	36.67%	68.23%
S&P 500 Index	9.62%	9.21%	11.60%
STOXX Europe Total Market Aerospace & Defense Index	6.24%	40.18%	70.77%

Visit www.select-funds.com for more recent performance information.

Select Stoxx Europe Aerospace & Defense ETF Tailored Shareholder Report

Key Fund Statistics
(as of August 31, 2025)

Net Assets	$1,046,602,682
Number of Holdings	13
Net Advisory Fee	$195,404
Portfolio Turnover Rate	16.20%

What did the Fund invest in?

(as of August 31, 2025)

Sector Breakdown (% of net assets)

Aircraft & Parts
31.4%
Defense
25.5%
Semiconductor Devices
1.5%
Transport Operations & Services
0.8%
Other
40.8%

Top Ten Holdings
Airbus SE	12.2%
Safran SA	8.9%
Rheinmetall AG	7.3%
Rolls-Royce Holdings PLC	6.8%
BAE Systems PLC	5.2%
Thales SA	4.8%
Saab AB	4.4%
MTU Aero Engines AG	3.4%
Leonardo SpA	2.8%
Hensoldt AG	1.5%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.select-funds.com.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.

(e)	Not applicable.

(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 19(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item4.	Principal Accountant Fees and Services.

(a)	Audit Fees

Audit fees billed for the Select STOXX Europe Aerospace & Defense ETF (the “Fund”) for the initial fiscal year are reflected in the tables below.

For the initial fiscal year ended August 31, 2025, these amounts represent aggregate fees billed for professional services rendered by the Accountant in connection with the audit of the Fund’s annual financial statements and for services that are normally provided by the Accountant in connection with the Fund’s statutory and regulatory filings for that fiscal year.

Fund	August 31, 2025
Select STOXX Europe Aerospace & Defense ETF	$12, 000

(b)	Audit-Related Fees

These amounts represent fees billed in the Fund’s initial fiscal year ended August 31, 2025 for professional services rendered by the Accountant in connection with an annual examination and a surprise examination of the 17f-1 security counts.

Fund	August 31, 2025
Select STOXX Europe Aerospace & Defense ETF	$3,666

(c)	Tax Fees

These amounts represent the aggregate fees billed in the initial fiscal year ended August 31, 2025, for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	August 31, 2025
Select STOXX Europe Aerospace & Defense ETF	$3,000

(d)	All Other Fees

There were no other fees billed in the initial fiscal year ended August 31, 2025, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	The Fund’s Board of Trustees pre-approved the engagement of the Accountant for the initial fiscal year ended August 31, 2025, at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the Fund and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the Fund’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the initial fiscal year ended August 31, 2025, are reflected in the table below. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment advisor, or any other entity controlling, controlled by, or under common control with the Fund’s investment advisor for the initial fiscal year ended August 31, 2025.

Fund	August 31, 2025
Select STOXX Europe Aerospace & Defense ETF	$3,000

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	The Fund is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The Fund’s audit committee members are Thomas R. Galloway and Jesse S. Eberdt, III.

(b)	Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIAL STATEMENTS

As of August 31, 2025

Select STOXX Europe Aerospace
& Defense ETF

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Select STOXX Europe Aerospace & Defense ETF (the “Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

The Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Fund, including its principals, and Capital Investment Group, Inc.

Schedule of Investments
As of August 31, 2025
	Shares	Value (Note 1)
Common Stocks - 59.15%
Aircraft & Parts - 31.39%
Airbus SE	2,452,992	$127,923,533
MTU Aero Engines AG	161,298	35,975,906
Rolls-Royce Holdings PLC	4,926,952	71,194,456
Safran SA	1,129,424	93,459,836
		328,553,731
Defense - 25.47%
BAE Systems PLC	582,673	54,911,104
Chemring Group PLC	611,580	4,525,692
Leonardo SpA	1,020,113	28,828,393
QinetiQ Group PLC	243,680	6,513,566
Rheinmetall AG	199,124	76,385,958
Saab AB	1,610,222	45,553,180
Thales SA	950,539	49,884,287
		266,602,180
Semiconductor Devices - 1.54%
Hensoldt AG	310,374	16,102,203

Transport Operations & Services - 0.75%
Babcock International Group PLC	557,528	7,755,215

Investments, at Value (Cost $562,554,016) - 59.15%		619,013,329
Other Assets Less Liabilities - 40.85%		427,589,353
Net Assets - 100.00%		$1,046,602,682

Statement of Assets and Liabilities
As of August 31, 2025
Assets:
Investments, at value	$619,013,329
Cash	48,294,526
Interest receivable	189,011
Dividend receivable	703,876
Receivable for fund shares sold	229,081,757
Receivable for investments sold	468,836,033
Total assets	1,366,118,532
Liabilities:
Advisory fees	46,598
Administration fees	419,384
Payable for fund shares redeemed	228,998,972
Payable for investments purchased	90,050,896
Total liabilities	319,515,850
Total Net Assets	$1,046,602,682
Net Assets Consist of:
Paid in capital	$1,007,758,617
Accumulated earnings	38,844,065
Total Net Assets	$1,046,602,682
Capital Shares Outstanding, no par value
(unlimited authorized shares)	24,910,000
Net Asset Value, Per Share	$42.02
Investments, at cost	$562,554,016

Statement of Operations
For the period ended August 31, 2025 (a)
Investment Income:
Dividends (net of withholding tax of $1,184,734)	$5,697,109
Interest	$391,952
Total Investment Income	6,089,061
Expenses:
Advisory fees	195,404
Administration fees	1,758,633
Net Expenses	1,954,037
Net Investment Income	4,135,024
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(21,749,573)
In-kind transactions	109,517,727
Net realized gain from investment transactions	87,768,154
Net change in unrealized appreciation on investments	56,459,313
Net Realized and Unrealized Gain (Loss) on Investments	144,227,467
Net Increase in Net Assets Resulting from Operations	$148,362,491
The fund commenced operations on October 21, 2024
(a)	The fund commenced operations on October 21, 2024

Statements of Changes in Net Assets
For the period ended August 31, 2025(a)
Operations:
Net investment income	$4,135,024
Net realized loss from investment transactions	(21,749,573)
Net realized gain from in-kind transactions	109,517,727
Net change in unrealized appreciation on investments	56,459,313
Net Increase in Net Assets Resulting from Operations	148,362,491
Distributions to Shareholders From Distributable Earnings:
Net investment income	(699)
Capital Share Transactions:
Shares sold	1,446,560,136
Shares repurchased	(548,319,246)
Net Increase in Net Assets Resulting from Capital Share Transactions	898,240,890
Net Increase in Net Assets	1,046,602,682
Net Assets:
Beginning of Period	—
End of Period	$1,046,602,682
Share Information:
Shares sold	38,250,000
Shares repurchased	(13,340,000)
Net Increase in Capital Shares	24,910,000
The fund commenced operations on October 21, 2024
(a)	The fund commenced operations on October 21, 2024

Financial Highlights
For a share outstanding during the period ended	August 31, 2025(a)
Net Asset Value, Beginning of Year	$25.00
Income (Loss) from Investment Operations:
Net investment income(b)	0.36
Net realized and unrealized gain on investments	16.68
Total from Investment Operations	17.04
Less Distributions From:
Net investment income	(0.02)
Total Distributions	(0.02)
Net Asset Value, End of Year	$42.02
Total Return	68.23	%(d)
Net Assets, End of Year (in thousands)	$1,046,603
Ratios of:
Net Expenses to Average Net Assets	0.50	%(c)
Net Investment Income to Average Net Assets	1.05	%(c)
Portfolio turnover rate	16.20	%(d)
(a)	The fund commenced operations on October 21, 2024
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized

Notes to Financial Statements

As of August 31, 2025

1.	Organization and Significant Accounting Policies

The Fund is a passively managed exchange-traded fund, a non-diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on October 21, 2024.

The investment objective of the Fund is to seek to provide investment results that, before fees and expenses, track the total return performance of the STOXX Europe Total Market Aerospace & Defense Index (the “Index”). The Fund invests at least 80% of its total assets in the component securities of the Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange listed common stock, swap agreements and/or American Depository Receipts (“ADRs”) of companies based (headquartered) in Europe who derive at least 50% of their revenue from the manufacture, service, supply and distribution of aeronautical equipment, components, hardware, software or electronic systems; and equipment, systems, components, infrastructure support services, and hardware, software and electronics that directly support civil and military defense efforts.

The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on CBOE BZX Exchange (the “Exchange”) under the trading symbol EUAD and, because shares will trade at market prices rather than NAV, shares of the Fund may trade at a price greater than or less than NAV.

Creation Transaction Fees

A fixed creation transaction fee of $250 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the Fund for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the Fund’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

The Fund operates as a single operating segment. The Fund’s income, expenses, assets and performance are regularly monitored for the oversight functions of the Fund. This information is presented in the financial statements and financial highlights.

Investment Valuation

The Fund’s investments in securities are carried at fair value. Securities listed on an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. An ETF’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent an ETF’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of an ETF’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by an ETF may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the Exchange on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the Exchange on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by a method that the Board of Trustees (“Trustees”) believe accurately reflects fair value. Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of an ETF’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the Exchange. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Notes to Financial Statements

As of August 31, 2025

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which an ETF’s net asset value is not calculated and on which an ETF’s does not effect sales, redemptions and exchanges of its Shares.

Fair Value Measurement

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the Fund has the ability to access.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.
Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the Fund’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of August 31, 2025, for the Fund’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3(a)
Assets
Common Stocks	$619,013,329	$619,013,329	$—	$—
Total Assets	$619,013,329	$619,013,329	$—	$—

*Refer to the Schedules of Investments for a breakdown by sector.

(a)	The ETF held no Level 3 securities during the period ended August 31, 2025.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The Fund bears expenses incurred specifically on their behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Notes to Financial Statements

As of August 31, 2025

Distributions

The Fund may declare and distribute dividends from net investment income, if any, quarterly. The Fund generally declares and distributes capital gains, if any, annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Risk Considerations

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-European issuers or other securities or instruments that have lower trading volumes.

Concentration Risk.  Because the Fund may concentrate its investments in a particular industry or group of industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that industry. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. Some industries could be subject to greater government regulation than other industries. Therefore, changes in regulatory policies for those industries may have a material effect on the value of securities issued by companies in those industries.

Counterparty Risk. The stability and liquidity of swap transactions depend in large part on the creditworthiness of the parties to the transactions. It is expected that the Advisor will monitor the creditworthiness of firms with which it will cause the Fund to enter into derivatives contracts. If there is a default by the counterparty to such a transaction, the Fund will, under most normal circumstances, have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the value of the Fund being less than if the transaction had not been entered into. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Fund’s counterparties were to become insolvent or the subject of insolvency proceedings in the United States (either under the Securities Investor Protection Act or the United States Bankruptcy Code), there exists the risk that the recovery of such vehicle’s securities and other assets from such prime broker or broker-dealer will be delayed or be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.

In addition, the Fund may use counterparties located in jurisdictions outside the United States. Such local counterparties are subject to the laws and regulations in non-U.S. jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Shareholders should assume that the insolvency of any counterparty would result in a loss to the Fund, which could be material. If the Fund obtains exposure to an investment directly through the use of one or more total return swaps, those investments will be subject to counterparty risk.

Currency Risk. Because the Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of foreign currency, even if the foreign currency value of the Fund’s holdings in that market increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.

Notes to Financial Statements

As of August 31, 2025

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on website, the unauthorized release of confidential information, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors, and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement, or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Derivatives Risk. The Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index. The Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Advisor and may not be available at the time or price desired. The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument. Derivatives transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. In addition, derivatives transactions can increase the Fund’s transaction costs. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivative positions may also be improperly executed or constructed. Use of derivatives may affect the amount the timing and the character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

When the Fund enters into a derivatives transaction as a substitute for or alternative to a direct cash investment, the Fund is exposed to the risk that the derivative transaction may not provide a return that corresponds precisely or at all with that of the underlying investment. Because most derivatives involve contractual arrangements with a counterparty, no assurance can be given that a particular type of derivative contract can be completed or terminated when desired by the Advisor. Certain derivatives may create a risk of loss greater than the amount invested.

The regulation of the derivatives markets has increased over the past several years and additional future regulation of the derivatives markets may make derivatives costlier, may limit the availability or liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse developments could impair the effectiveness of the Fund’s derivatives transactions and cause the Fund to lose value. These regulations could significantly limit or impact the Fund’s ability to invest in derivatives and other instruments, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the Fund’s performance, efficiency in implementing its strategy, liquidity and ability to pursue its investment objective.

●	Swap Risk: The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, and inflation and deflation. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund is also subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

Notes to Financial Statements

As of August 31, 2025

ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” which are only available to APs. Retail investors may only purchase or sell shares on the Exchange. Authorized Participants may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

▪	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

▪	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

▪	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

▪	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Foreign Securities Risk. The Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

●	ADRs Risk. ADRs may be subject to some of the same risks as those described above for investments in foreign securities. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Notes to Financial Statements

As of August 31, 2025

Investment Risk. The value of the Fund’s investments, like other market investments, may move up or down, sometimes rapidly and unpredictably. All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of many securities, and this volatility may continue, and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration, or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Changes in interest rates, travel advisories, quarantines, and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in the U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic, and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.

Large Capitalization Risk. The Fund has exposure to large-capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Mid-Cap Securities Risk. The Fund may invest in securities of mid-cap companies, which involve greater volatility than investing in larger and more established companies. Mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Notes to Financial Statements

As of August 31, 2025

Non-Diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be shorting the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.

Passive Investment Risk. The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of such security, industry, or sector, unless that security is removed from the Index.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in it holding a smaller number of securities than are in the Index.  As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index.  To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Risk Sector risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. Because the Fund invests more heavily in certain sectors, which are also closely related sectors affected by many of the same external factors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. The sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory and government political and economic policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

●	Aerospace and Defense. The aerospace and defense sectors can be significantly affected by government regulation and spending policies because companies involved in these sectors rely, to a significant extent, on government demand for their products and services. The financial condition of these companies is heavily influenced by government defense spending, which may be reduced in efforts to control government budgets. The aerospace sector in particular has recently been affected by adverse economic conditions and consolidation within the sector.

●	Industrials. The industrials sector is subject to the adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; adverse effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Valuation Risk. The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

3.	Transactions with Related Parties and Service Providers

Advisor

The Fund pays a monthly fee to Tuttle Capital Management, LLC (the “Advisor”) calculated at the annual rates shown below of the Fund’s average daily net assets.

Fund	Management Fee
Select STOXX Europe Aerospace & Defense ETF	0.05%

For the fiscal year ended August 31, 2025, the Advisor earned the following in net advisory fees:

Fund	Net Advisory Fee
Select STOXX Europe Aerospace & Defense ETF	$195,404

Notes to Financial Statements

As of August 31, 2025

Administrator and Fund Accountant

The Nottingham Company (the “Administrator) serves as the administrator and fund accountant for the Fund. For its services, the Administrator is entitled to receive compensation from the Fund pursuant to the Fund Accounting and Administration Service Agreement with the Fund. The Administrator receives a unitary administration services fee of 0.45%, which is designed to pay the Fund’s expenses and to compensate the Administrator for providing service for the Fund. Out of the unitary administration services fee, the Administrator pays substantially all expenses of the Fund, including the costs of fund accounting and net asset value calculation, transfer agency, custody, fund administration, support for the Fund’s relationships with market makers and Authorized Participants, legal, audit, printing, filing fees and registration expenses, insurance, exchange fees and other services, and Independent Trustees’ fees, but excluding (i) investment advisory fee payment under the Trust’s agreements with the Advisor; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor or subadvisor). The Administrator and not Fund shareholders will benefit from any reduction in fees paid for third-party services, including reductions based on increases in assets.

The Fund incurred the following in administration fees for the fiscal year ended August 31, 2025:

Administration Fees
Select STOXX Europe Aerospace & Defense ETF	$1,758,633

Compliance Services

The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. The Nottingham Company is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services Agreement with the Fund.

Transfer Agent

Nottingham Shareholder Services (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund. Broadridge Solutions, Inc., also serves as the Sub-Transfer Agent.

4.	Trustees and Officers

The Board is responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Effective January 1, 2025, the Independent Trustees receive a flat rate of $7,500 plus an additional $2,500 per Fund each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that the Fund closes during the year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings. Prior to January 1, 2025, the Independent Trustees received a flat rate of $5,000 plus an additional $2,000 per Fund each year but may receive up to an additional $2,250 per special meeting in the event that special meetings are held.

Each of the Trustees serves as a Trustee to all series of the Trust, including the Fund. Certain officers of the Trust may also be officers of the Advisor or the Administrator.

5.	Purchases and Sales of Investment Securities

For the fiscal year ended August 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
$70,513,989	$312,131,724	—	—	$1,268,201,634	$551,798,038

Notes to Financial Statements

As of August 31, 2025

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management had reviewed the Fund’s tax positions to be taken on the federal income tax returns for the fiscal year ended August 31, 2025 and determined that the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2025, the Fund did not incur any interest or penalties.

Distributions during the fiscal year ended August 31, 2025 were characterized for tax purposes as follows:

Ordinary Income	$699

Reclassifications relate primarily to differing book/tax treatment of redemptions in kind adjustments and have no impact on the net assets of the Fund. For the fiscal year ended August 31, 2025, the following reclassifications were necessary:

Distributable Earnings	$(109,517,728)
Paid in Capital	$109,517,728

At August 31, 2025, the tax-basis cost of investments and components of accumulated surplus (deficit) were as follows:

Cost of Investments	$582,471,295

Gross Unrealized Appreciation	38,874,731
Gross Unrealized Depreciation	(2,332,697)
Net Unrealized Appreciation (Depreciation)	36,542,034

Unrealized Net Investment Income	4,134,325
Long Term Capital Loss Carryforward	(1,832,294)
Distributable Earnings (Accumulated Deficit)	$38,844,065

Capital Loss Carryforwards

Accumulated capital losses noted above represent net capital loss carryovers as of August 31, 2025, that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The capital loss carryforwards have no expiration date.

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects risk of loss to be remote.

8.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Spinnaker ETF Series

and the Shareholders of Select STOXX Europe Aerospace & Defense ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Select STOXX Europe Aerospace & Defense ETF (the “Fund”), a series of Spinnaker ETF Series, including the schedule of investments, as of August 31, 2025, the related statement of operations, the statement of changes in net assets and financial highlights for the period of October 21, 2024 (commencement of operations) to August 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations, the changes in its net assets and the financial highlights for the period of October 21, 2024 (commencement of operations) to August 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditors of one or more of funds in the Series since 2024.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

October 27, 2025

Additional Information (Unaudited)

As of August 31, 2025

Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Fund’s fiscal year ended August 31, 2025.

During the fiscal year, the Fund paid a $699 income distribution.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2025, to determine the calendar year amounts to be included in their 2024 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the Fund.

Changes In and Disagreements with Accountants (Form N-CSR Item 8)

There were no changes in or disagreements with the accountants during the period.

Matters Submitted for Shareholder Vote (Form N-CSR Item 9)

Not applicable

Remuneration Paid to Directors, Officers and Others (Form N-CSR Item 10)

The aggregate compensation paid, on behalf of the ETF, to the Trustees for the period of this report was $5,806.32. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the ETF, and no compensation was paid to any person of whom any officer or director of the ETF is an affiliated person.

Approval of Investment Advisory Agreement (Form N-CSR Item 11)

Not applicable during the period

Select STOXX Europe Aerospace & Defense ETF

P.O. Box 4365

Rocky Mount, NC 27803-0365

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus, which contain this and other information, are available at www.select-funds.com or by calling 800-773-3863. The prospectus should be read carefully before investing.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: November 7, 2025	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: November 7, 2025	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: November 7, 2025	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer